Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Analysis of Changes in Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ (26,441)	£ (30,034)
Exchange	342	(88)
Other	(157)	(120)
Cash flow	2,976	4,979
Ending balance	(23,983)	(26,441)
Interest expense	(775)	(888)
Change infair value of derivatives	72	(290)
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,695)	(6,535)
Exchange	29	(4)
Other	5	9
Reclassifications	(2,694)	(3,697)
Cash flow	2,210	7,532
Ending balance	(3,145)	(2,695)
Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(23,425)	(23,590)
Exchange	313	(85)
Other	(132)	(129)
Reclassifications	2,694	3,697
Cash flow		(3,298)
Ending balance	(20,572)	(23,425)
Interest expense	(22)	(20)
Total Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(20,780)	(25,215)
Exchange	314	(128)
Other	(128)	(120)
Cash flow	778	4,703
Ending balance	(19,838)	(20,780)
Interest expense	(22)	(20)
Accrued interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(247)	(244)
Exchange		1
Other	(30)
Cash flow	786	864
Ending balance	(244)	(247)
Interest expense	(753)	(868)
Commercial paper [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(17)	(3,586)
Exchange	8	(50)
Cash flow	(243)	3,619
Ending balance	(252)	(17)
European/US Medium Term Notes and Bank Facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,350)	(2,658)
Exchange	1	38
Reclassifications	(2,494)	(3,468)
Cash flow	2,247	3,738
Ending balance	(2,596)	(2,350)
Lease liabilities [Member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(230)	(240)
Exchange	5	(4)
Other	7	16
Reclassifications	(200)	(229)
Cash flow	215	227
Ending balance	(203)	(230)
Lease liabilities [Member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(887)	(1,010)
Exchange	7	19
Other	(132)	(125)
Reclassifications	200	229
Ending balance	(812)	(887)
Other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(98)	(51)
Exchange	15	12
Other	(2)	(7)
Cash flow	(9)	(52)
Ending balance	(94)	(98)
European/US Medium Term Notes and Bank Facilities Non-current [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(22,538)	(22,580)
Exchange	306	(104)
Other		(4)
Reclassifications	2,494	3,468
Cash flow		(3,298)
Ending balance	(19,760)	(22,538)
Interest expense	(22)	(20)
Liquid Investments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	78	79
Exchange	1
Cash flow	(18)	(1)
Ending balance	61	78
Cash and cash equivalents [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	6,292	4,707
Exchange	(29)	(44)
Other	(1)
Cash flow	(1,988)	1,629
Ending balance	4,274	6,292
Cash and cash equivalents - AHFS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		507
Cash flow		(507)
Overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(1,030)	(383)
Exchange		5
Cash flow	574	(652)
Ending balance	(456)	(1,030)
Cash and cash equivalents and overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,262	4,831
Exchange	(29)	(39)
Other	(1)
Cash flow	(1,414)	470
Ending balance	3,818	5,262
Derivative financial instruments [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(74)	335
Cash flow	(20)	(119)
Ending balance	(22)	(74)
Change infair value of derivatives	£ 72	£ (290)